SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Reconciliation of the U.S. Federal Statutory Income Tax Rate (Details)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Provision/(Benefit) at Statutory Rate	21.00%
State Tax Provision/(Benefit) net of federal benefit	0.00%
Change in FV of Warrants	0.00%
Change in valuation	0.00%
Other	0.00%
Total income tax expense	21.00%